SCHEDULE OF OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Other Payables And Accruals
Accrued staff costs		$ 698	¥ 100,609	¥ 69,730
Consumption tax payable		400	57,660	69,665
Payable to project investors	[1]	538	77,578	84,237
Accrued advertising expenses		123	17,799	15,276
Accrued expenses		120	17,302	17,987
Accrued rental expenses		80	11,542	14,198
Withholding tax		62	8,925	9,831
Accrued travel and transportation expenses		27	3,867	5,502
Unused annual leave		49	6,905	2,001
Others		21	3,009	2,989
Total		$ 2,118	¥ 305,196	¥ 291,416

[1]	Payable to project investors refers to the project cooperation fund obtained from the active investors. As agreed upon by the investors, the fund will be utilized for specific entertainment events, and gain or loss will be recorded as receivable or payable when the event is completed. With the investor’s permission, the fund will be utilized for other specific entertainment events.